Note 7 - Other Current and Non-current Assets (Tables)	3 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of the components of prepayments and other assets [text block]
		As at	As at
(a)	Other Current Assets	June 30, 2018	March 31, 2018
	Prepaid expenses and deposits	$40,364	$32,900
	Customer acquisition costs	53,877	31,852
	Green certificates	44,268	42,230
	Gas delivered in excess of consumption	3,462	2,715
		$141,971	$109,697

Disclosure of other non-current assets [text block]
		As at	As at
(b)	Other Non-Current Assets	June 30, 2018	March 31, 2018
	Customer acquisition costs	$38,114	$7,367
	Other long-term assets	2,887	12,620
		$41,001	$19,987